INVENTORIES (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Inventory, Net [Abstract]
Raw materials	$ 1,804	$ 1,436
Work-in-progress	1,661	1,283
Finished goods	445	892
Total inventories	$ 3,910	$ 3,611